Equity Instruments - Contingent Earnout Liabilities, Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 29, 2021 USD ($) tranche leased_asset $ / shares shares	Dec. 31, 2021 shares
JAWS Spitfire
Class of Stock [Line Items]
Fair value of total earnout shares | $	$ 120.8
Eligible Velo3D Equityholders
Class of Stock [Line Items]
Earnout period	5 years
Number of tranches | tranche	2
Eligible Velo3D Equityholders | JAWS Spitfire
Class of Stock [Line Items]
Number of shares that the holders may receive (in shares) | shares	10,879,074
Eligible Velo3D Equityholders | JAWS Spitfire | Maximum
Class of Stock [Line Items]
Number of shares that the holders may receive (in shares) | shares	21,758,148	21,758,148
Eligible Velo3D Equityholders | Contingent Earnout Liability, Scenario One
Class of Stock [Line Items]
Percentage of common stock outstanding	5.00%
Share price trigger (in usd per share) | $ / shares	$ 12.50
Threshold trading days | leased_asset	20
Threshold consecutive trading days	30 days
Eligible Velo3D Equityholders | Contingent Earnout Liability, Scenario Two
Class of Stock [Line Items]
Percentage of common stock outstanding	5.00%
Share price trigger (in usd per share) | $ / shares	$ 15.00
Threshold trading days | leased_asset	20
Threshold consecutive trading days	30 days